EARNINGS PER SHARE ("EPS") (Tables)	12 Months Ended
Dec. 29, 2017
EARNINGS PER SHARE (EPS)
Schedule of number of weighted-average common shares outstanding used to compute basic and diluted EPS

	Fiscal Year

	2017	2016	2015
Net income	$12,129,000	$8,299,000	$4,259,000
Weighted-average common shares outstanding	8,541,000	8,219,000	7,834,000
Effect of dilutive stock options and restricted stock awards	614,000	346,000	279,000
Weighted-average common shares outstanding-diluted	9,155,000	8,565,000	8,113,000
Earnings per share:
Basic	$1.42	$1.01	$0.54
Diluted	$1.32	$0.97	$0.52